CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Foreign currency translation reserve	Cash flow hedges	Retained earnings	Non-controlling interests	Total
Beginning balance at Dec. 31, 2014	€ (2,146)	€ (102)	€ (3)	€ (2,041)	€ 2	€ (2,144)
Profit/(loss) for the year	(120)			(120)		(120)
Other comprehensive (expense)/income	(93)	(139)	1	45		(93)
Return of capital to parent company	(15)			(15)		(15)
Ending balance at Dec. 31, 2015	(2,374)	(241)	(2)	(2,131)	2	(2,372)
Profit/(loss) for the year	(155)			(155)		(155)
Other comprehensive (expense)/income	(191)	(55)	(31)	(105)		(191)
Dividends paid	(270)			(270)		(270)
Ending balance at Dec. 31, 2016	(2,990)	(296)	(33)	(2,661)	2	(2,988)
Profit/(loss) for the year	31			31	3	34
Other comprehensive (expense)/income	38	(1)	5	34	3	41
Share issuance by subsidiary	395			395	(92)	303
Dividends paid	(3)			(3)	(7)	(10)
Non-controlling interest in disposed business					(1)	(1)
Ending balance at Dec. 31, 2017	€ (2,529)	€ (297)	€ (28)	€ (2,204)	€ (92)	€ (2,621)